UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21726

360 Funds

(Exact name of registrant as specified in charter)

4520 Main Street Suite 1425 Kansas City , MO	64111
(Address of principal executive offices)	(Zip code)

Matthew A. Swendiman, Esq.
Graydon Head & Ritchey, LLP
15 West Center Street
Lawrenceburg, IN 47025

(Name and address of agent for service)

Registrant's telephone number, including area code:  816.787.0718

Date of fiscal year end:   02/28/2016

Date of reporting period: 05/31/2015

Item 1.	Schedule of Investments (Unaudited)

The Trust’s schedules of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

SNOW FAMILY OF FUNDS
Snow Capital Focused Value Fund
SCHEDULE OF INVESTMENTS
May 31, 2015 (Unaudited)

COMMON STOCK - 98.82%	Shares	Fair Value

Aerospace & Defense - 7.68%
Spirit AeroSystems Holdings, Inc. - Class A (a)	215	$11,737
Triumph Group, Inc.	255	17,006
		28,743
Auto Manufacturers - 3.36%
General Motors Co.	350	12,589

Banks - 10.77%
Bank of America Corp.	830	13,695
JPMorgan Chase & Co.	405	26,641
		40,336
Computers - 12.04%
Hewlett-Packard Co.	420	14,028
NCR Corp. (a)	550	16,528
NetApp, Inc.	435	14,529
		45,085
Engineering&Construction - 4.49%
Chicago Bridge & Iron Co.	310	16,821

Hand & Machine Tools - 4.09%
Kennametal, Inc.	425	15,326

Healthcare - Services - 4.87%
Community Health Systems, Inc. (a)	330	18,252

Insurance - 17.83%
American International Group, Inc.	200	11,722
Genworth Financial, Inc. (a)	1,910	15,165
MetLife, Inc.	425	22,211
Voya Financial, Inc.	390	17,671
		66,769
Media - 2.86%
Viacom, Inc. - Class B	160	10,701

Mining - 4.50%
Rio Tinto PLC - ADR	385	16,851

Miscellaneous Manufacturer - 2.99%
Crane Co.	185	11,198

Oil & Gas - 11.90%
BP PLC - ADR	485	20,108
Chesapeake Energy Corp.	945	13,334
PBF Energy, Inc. - Class A	415	11,130
		44,572
Pharmaceuticals - 3.93%
Teva Pharmaceutical Industries Ltd. - ADR	245	14,724

SNOW FAMILY OF FUNDS
Snow Capital Focused Value Fund
SCHEDULE OF INVESTMENTS
May 31, 2015 (Unaudited)

COMMON STOCK - 98.82% (continued)	Shares	Fair Value

Retail - 7.51%
Abercrombie & Fitch Co.	720	14,738
Macy's, Inc.	200	13,390
		28,128

TOTAL COMMON STOCK (Cost $350,676)		370,095

SHORT TERM INVESTMENTS - 0.92%
Fidelity Institutional Money Market Funds - Money Market Portfolio, 0.10%(b) (Cost $3,468)	3,468	$3,468

TOTAL INVESTMENTS (Cost $354,144) - 99.74%		$373,563
OTHER ASSETS IN EXCESS OF LIABILITIES, NET - 0.26%		963
NET ASSETS - 100%		$374,526

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Rate shown represents the rate at May 31, 2015, is subject to change and resets daily.
ADR - American Depositary Receipt.

The accompanying notes are an integral part of these schedules of investments.

SNOW FAMILY OF FUNDS
Snow Capital Hedged Equity Fund
SCHEDULE OF INVESTMENTS
May 31, 2015 (Unaudited)

COMMON STOCK - 85.31%	Shares	Fair Value

Aerospace & Defense - 4.49%
Spirit AeroSystems Holdings, Inc. - Class A (a)	190	$10,372
Triumph Group, Inc.	290	19,340
		29,712
Auto Manufacturers - 3.15%
General Motors Co.	580	20,863

Banks - 7.63%
Bank of America Corp.	830	13,695
JPMorgan Chase & Co.	560	36,837
		50,532
Computers - 15.19%
Hewlett-Packard Co.	910	30,394
NCR Corp. (a)	1,190	35,759
NetApp, Inc.	1,030	34,402
		100,555
Engineering&Construction - 3.28%
Chicago Bridge & Iron Co.	400	21,704

Hand & Machine Tools - 2.51%
Kennametal, Inc.	460	16,588

Healthcare - Services - 5.93%
Community Health Systems, Inc. (a)	710	39,270

Insurance - 13.26%
American International Group, Inc.	230	13,480
Genworth Financial, Inc. (a)	2,440	19,374
MetLife, Inc.	600	31,356
Voya Financial, Inc.	520	23,561
		87,771
Media - 3.33%
Viacom, Inc. - Class B	330	22,070

Mining - 3.17%
Rio Tinto PLC - ADR	480	21,010

Miscellaneous Manufacturing - 1.92%
Crane Co.	210	12,711

Oil & Gas - 9.68%
BP PLC - ADR	620	25,705
Chesapeake Energy Corp.	1,120	15,803
PBF Energy, Inc. - Class A	840	22,529
		64,037

Pharmaceuticals - 4.81%
Teva Pharmaceutical Industries Ltd. - ADR	530	31,853

Retail - 6.96%
Abercrombie & Fitch Co.	810	16,581
Macy's, Inc.	440	29,458
		46,039

TOTAL COMMON STOCK (Cost $579,137)		564,715

SNOW FAMILY OF FUNDS
Snow Capital Hedged Equity Fund
SCHEDULE OF INVESTMENTS
May 31, 2015 (Unaudited)

	Shares	Fair Value
EXCHANGE-TRADED FUNDS - 7.83%
Equity Funds - 7.83%
Consumer Staples Select Sector SPDR Fund	670	$32,689
Utilities Select Sector SPDR Fund	430	19,135
TOTAL EXCHANGE-TRADED FUNDS (Cost $49,171)		51,824

SHORT TERM INVESTMENTS - 7.67%
Fidelity Institutional Money Market Funds - Money Market Portfolio, 0.10%(b) (Cost $50,742)	50,742	50,742

TOTAL INVESTMENTS (Cost $679,050) - 100.81%		$667,281
SECURITIES SOLD SHORT (Proceeds, $174,679) - (26.54)%		(175,666)
OTHER ASSETS IN EXCESS OF LIABILITIES, NET - 25.73%		170,313
NET ASSETS - 100%		$661,928

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Rate shown represents the rate at May 31, 2015, is subject to change and resets daily.
ADR - American Depositary Receipt.

The accompanying notes are an integral part of these schedules of investments.

SNOW FAMILY OF FUNDS
Snow Capital Hedged Equity Fund
SCHEDULE OF INVESTMENTS
May 31, 2015 (Unaudited)

SECURITIES SOLD SHORT - (26.54)%
COMMON STOCK - (26.54)%	Shares	Fair Value

Banks - (3.09)%
Morgan Stanley	(270)	$(10,314)
State Street Corp.	(130)	(10,131)
		(20,445)
Chemicals - (1.48)%
WR Grace & Co. (a)	(100)	(9,793)

Commerical Services - (1.56)%
Cintas Corp.	(120)	(10,331)

Food - (1.60)%
WhiteWave Foods Co. (a)	(220)	(10,567)

Gas - (1.55)%
National Fuel Gas Co.	(160)	(10,280)

Healthcare-Services- (1.95)%
Humana, Inc.	(60)	(12,879)

Internet- (1.49)%
Yahoo!, Inc. (a)	(230)	(9,875)

Machinery Diversified - (1.64)%
Middleby Corp. (a)	(100)	(10,870)

Oil & Gas Services- (3.15)%
Concho Resources, Inc. (a)	(90)	(10,827)
HollyFrontier Corp.	(240)	(9,996)
		(20,823)
Pharmaceuticals - (1.46)%
Bristol-Myers Squibb Co.	(150)	(9,690)

Retail- (4.54)%
CarMax, Inc. (a)	(140)	(9,946)
Rite Aid Corp. (a)	(1,210)	(10,551)
Tractor Supply Co.	(110)	(9,585)
		(30,082)
Software - (1.52)%
Red Hat, Inc. (a)	(130)	(10,045)

Telecommunications - (1.51)%
Level 3 Communications, Inc. (a)	(180)	(9,986)

TOTAL COMMON STOCK SOLD SHORT (Proceeds $174,679)		$(175,666)

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Rate shown represents the rate at May 31, 2015, is subject to change and resets daily.
ADR - American Depositary Receipt.

The accompanying notes are an integral part of these schedules of investments.

SNOW FAMILY OF FUNDS
Snow Capital Market Plus Fund
SCHEDULE OF INVESTMENTS
May 31, 2015 (Unaudited)

COMMON STOCK - 95.94%	Shares	Fair Value

Aerospace & Defense - 5.05%
Spirit AeroSystems Holdings, Inc. - Class A (a)	115	$6,278
Triumph Group, Inc.	140	9,337
United Technologies Corp.	20	2,343
		17,958
Auto Manufacturers - 2.56%
Ford Motor Co.	150	2,275
General Motors Co.	190	6,834
		9,109
Banks - 15.39%
Bank of America Corp.	765	12,623
Citigroup, Inc.	120	6,490
Goldman Sachs Group, Inc.	15	3,093
JPMorgan Chase & Co.	335	22,036
US Bancorp	50	2,156
Wells Fargo & Co.	150	8,394
		54,792
Computers - 6.86%
Hewlett-Packard Co.	235	7,849
NCR Corp. (a)	290	8,715
NetApp, Inc.	235	7,849
		24,413
Cosmetics & Personal Care - 1.43%
Procter & Gamble Co.	65	5,095

Electric - 2.66%
Dominion Resources, Inc.	25	1,763
Duke Energy Corp.	35	2,651
Exelon Corp.	50	1,692
NextEra Energy, Inc.	20	2,047
Southern Co.	30	1,311
		9,464
Engineering&Construction - 2.44%
Chicago Bridge & Iron Co.	160	8,682

Food - 0.70%
Mondelez International, Inc. - Class A	60	2,495

Hand & Machine Tools - 2.28%
Kennametal, Inc.	225	8,114

Healthcare Products - 0.75%
Community Health Systems, Inc. (a)	35	2,671

Healthcare-Services - 3.56%
Community Health Systems, Inc. (a)	175	9,679
UnitedHealth Group, Inc.	25	3,005
		12,684
Insurance - 11.73%
American International Group, Inc.	110	6,447
Berkshire Hathaway, Inc. - Class B (a)	45	6,435
Genworth Financial, Inc. (a)	1,015	8,059
MetLife, Inc.	225	11,759
Voya Financial, Inc.	200	9,062
		41,762
Media - 1.60%
Viacom, Inc. - Class B	85	5,685

SNOW FAMILY OF FUNDS
Snow Capital Market Plus Fund
SCHEDULE OF INVESTMENTS
May 31, 2015 (Unaudited)

COMMON STOCK - 95.94% (continued)	Shares	Fair Value

Mining - 2.52%
Rio Tinto PLC - ADR	205	$8,973

Miscellaneous Manufacturing - 4.26%
Crane Co.	95	5,750
Eaton Corp. PLC	25	1,790
General Electric Co.	280	7,636
		15,176
Oil & Gas- 12.20%
BP PLC - ADR	260	10,780
Chesapeake Energy Corp.	495	6,984
Chevron Corp.	50	5,150
ConocoPhillips	35	2,229
Exxon Mobil Corp.	130	11,076
Occidental Petroleum Corp.	15	1,173
PBF Energy, Inc. - Class A	225	6,034
		43,426
Pharmaceuticals - 7.39%
Johnson & Johnson	70	7,010
Merck & Co, Inc.	75	4,567
Pfizer, Inc.	190	6,602
Teva Pharmaceutical Industries Ltd. - ADR	135	8,113
		26,292
Real Estate Investment Trusts - 0.44%
Annaly Capital Management, Inc.	150	1,566

Retail - 6.50%
Abercrombie & Fitch Co.	385	7,881
CVS Health Corp.	30	3,071
Macy's, Inc.	110	7,364
Wal-Mart Stores, Inc.	65	4,827
		23,143
Semiconductors - 1.65%
Intel Corp.	170	5,858

Software - 1.05%
Microsoft Corp.	80	3,749

Telecommunications - 2.92%
AT&T, Inc.	135	4,663
Cisco Systems, Inc.	195	5,715
		10,378

TOTAL COMMON STOCK (Cost $312,901)		341,485

SHORT TERM INVESTMENTS - 3.68%
Fidelity Institutional Money Market Funds - Money Market Portfolio, 0.10%(b) (Cost $13,092)	13,092	13,092

SNOW FAMILY OF FUNDS
Snow Capital Market Plus Fund
SCHEDULE OF INVESTMENTS
May 31, 2015 (Unaudited)

Fair Value

TOTAL INVESTMENTS (Cost $325,993) - 99.62%	$354,577
OTHER ASSETS IN EXCESS OF LIABILITIES, NET - 0.26%	1,347
NET ASSETS - 100%	$355,924

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Rate shown represents the rate at May 31, 2015, is subject to change and resets daily.
ADR - American Depositary Receipt.

The accompanying notes are an integral part of these schedules of investments.

SNOW FAMILY OF FUNDS
Snow Capital Inflation Advantaged Equities Fund
SCHEDULE OF INVESTMENTS
May 31, 2015(Unaudited)

COMMON STOCK - 98.25%	Shares	Fair Value

Auto Manufacturers - 2.90%
General Motors Co.	260	$9,352

Banks - 8.69%
Bank of America Corp.	840	13,860
JPMorgan Chase & Co.	215	14,143
		28,003
Chemicals - 6.03%
LyondellBasell Industries - Class A	90	9,099
Mosaic Co.	225	10,316
		19,415
Electric- 2.47%
Exelon Corp.	235	7,950

Electronics - 2.36%
Brady Corp. - Class A	300	7,590

Environmental Control - 3.24%
Republic Services, Inc.	259	10,435

Food - 3.69%
Tyson Foods, Inc. - Class A	280	11,886

Forest Products & Paper - 3.06%
International Paper Co.	190	9,848

Healthcare Services - 3.86%
Community Health Systems, Inc. (a)	225	12,445

Insurance- 15.42%
American International Group, Inc.	175	10,257
Hartford Financial Services Group, Inc.	310	12,744
MetLife, Inc.	285	14,894
Voya Financial, Inc.	260	11,781
		49,676
Media - 2.60%
Viacom, Inc. - Class B	125	8,360
		8,360
Mining - 11.80%
Alcoa, Inc.	670	8,375
Freeport-McMoRan, Inc.	500	9,825
Newmont Mining Corp.	310	8,444
Rio Tinto PLC - ADR	260	11,380
		38,024
Miscellaneous Manufacturing - 8.65%
Crane Co.	135	8,171
Eaton Corp. PLC	140	10,023
General Electric Co.	355	9,681
		27,875
Oil & Gas - 12.66%
BP PLC - ADR	280	11,609
Chesapeake Energy Corp.	640	9,030
Devon Energy Corp.	165	10,761
PBF Energy, Inc. - Class A	350	9,387
		40,787

SNOW FAMILY OF FUNDS
Snow Capital Inflation Advantaged Equities Fund
SCHEDULE OF INVESTMENTS
May 31, 2015 (Unaudited)

COMMON STOCK - 98.25% (continued)	Shares	Fair Value

Pharmaceuticals - 5.68%
GlaxoSmithKline PLC - ADR	175	$7,765
Teva Pharmaceutical Industries Ltd. - ADR	175	10,517
		18,282
Real Estate Investment Trusts - 2.60%
Highwoods Properties, Inc.	200	8,390

Retail - 2.54%
Wal-Mart Stores, Inc.	110	8,170

TOTAL COMMON STOCK (Cost $292,998)		316,488

SHORT TERM INVESTMENTS - 1.42%
Fidelity Institutional Money Market Funds - Money Market Portfolio, 0.10%(b) (Cost $4,573)	4,573	4,573

TOTAL INVESTMENTS (Cost $297,571) - 99.67%		$321,061
OTHER ASSETS IN EXCESS OF LIABILITIES, NET - 0.33%		1,072
NET ASSETS - 100%		$322,133

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Rate shown represents the rate at May 31, 2015, is subject to change and resets daily.
ADR - American Depositary Receipt.

The accompanying notes are an integral part of these schedules of investments.

SNOW FAMILY OF FUNDS
Snow Capital Dividend Plus Fund
SCHEDULE OF INVESTMENTS
May 31, 2015 (Unaudited)

COMMON STOCK - 84.55%	Shares	Fair Value

Auto Manufacturers - 2.94%
General Motors Co.	275	$9,892

Banks- 6.14%
FNB Corp.	385	5,194
JPMorgan Chase & Co.	235	15,458
		20,652
Chemicals - 4.98%
Axiall Corp.	270	10,182
LyondellBasell Industries - Class A	65	6,571
		16,753
Computers- 6.45%
Hewlett-Packard Co.	335	11,189
NetApp, Inc.	315	10,521
		21,710
Cosmetics & Personal Care - 1.56%
Avon Products, Inc.	780	5,242

Diversified Financial Services - 1.64%
Manning & Napier, Inc.	500	5,530

Electronics - 1.88%
Brady Corp. - Class A	250	6,325

Engineering&Construction - 3.23%
Chicago Bridge & Iron Co.	200	10,852

Hand & Machine Tools - 2.09%
Kennametal, Inc.	195	7,032

Insurance - 9.37%
American International Group, Inc.	185	10,843
Hartford Financial Services Group, Inc.	255	10,483
MetLife, Inc.	195	10,191
		31,517
Internet - 1.10%
Symantec Corp.	150	3,694

Machinery-Diversified - 2.37%
Deere & Co.	85	7,963

Media- 2.49%
Viacom, Inc. - Class B	125	8,360

Mining - 3.19%
Rio Tinto PLC - ADR	245	10,724

SNOW FAMILY OF FUNDS
Snow Capital Dividend Plus Fund
SCHEDULE OF INVESTMENTS
May 31, 2015 (Unaudited)

COMMON STOCK - 84.55% (continued)	Shares	Fair Value

Miscellaneous Manufacturer - 5.73%
Crane Co.	85	$5,145
Eaton Corp PLC	100	7,159
General Electric, Co.	255	6,954
		19,258
Oil & Gas- 8.41%
BP PLC - ADR	190	7,877
Chesapeake Energy Corp.	360	5,080
Noble Corp PLC	210	3,517
Phillips 66	85	6,725
Royal Dutch Shell PLC - ADR	85	5,076
		28,275
Pharmaceuticals - 2.84%
GlaxoSmithKline PLC - ADR	215	9,539

Real Estate Investment Trusts - 2.27%
Chimera Investment Corp.	528	7,619

Retail - 2.86%
Abercrombie & Fitch Co.	470	9,621

Savings & Loans - 2.99%
First Niagara Financial Group, Inc.	1,130	10,068

Software - 1.32%
Microsoft Corp.	95	4,452

Telecommunications - 4.30%
Rogers Communications, Inc. - Class B	90	3,089
Verizon Communications, Inc.	230	11,371
		14,460
Toys, Games & Hobbies - 1.96%
Mattel, Inc.	255	6,581

Transportation - 2.44%
Tidewater, Inc.	335	8,221

TOTAL COMMON STOCK (Cost $278,433)		284,340

PREFERRED STOCK - 8.79%

Banks - 3.06%
Bank of America Corp., 7.25%, Series L	9	10,309

Real Estate Investment Trusts - 5.73%
Annaly Capital Management, Inc., 7.625%, Series C	380	9,451
Hatteras Financial Corp., 7.625%, Series A	400	9,812
		19,263

TOTAL PREFERRED STOCK (Cost $30,525)		29,572

SNOW FAMILY OF FUNDS
Snow Capital Dividend Plus Fund
SCHEDULE OF INVESTMENTS
May 31, 2015 (Unaudited)

PARTNERSHIPS - 6.10%	Shares	Fair Value

Diversified Financial Services - 2.56%
AllianceBernstein Holding LP	275	$8,624

Mining - 1.68%
Hi-Crush Partners LP	190	5,662

Pipelines - 1.86%
Boardwalk Pipeline Partners LP	390	6,248

TOTAL PREFERRED STOCK (Cost $19,499)		20,534

SHORT TERM INVESTMENTS - 0.50%
Fidelity Institutional Money Market Funds - Money Market Portfolio, 0.10%(a) (Cost $1,666)	1,666	1,666

TOTAL INVESTMENTS (Cost $330,123) - 99.94%		$336,112
OTHER ASSETS IN EXCESS OF LIABILITIES, NET - 0.06%		196
NET ASSETS - 100%		$336,308

Percentages are stated as a percent of net assets.

(a)	Rate shown represents the rate at May 31, 2015, is subject to change and resets daily.
ADR - American Depositary Receipt.

The accompanying notes are an integral part of these schedules of investments.

SNOW FAMILY OF FUNDS
Snow Capital Mid Cap Value Fund
SCHEDULE OF INVESTMENTS
May 31, 2015 (Unaudited)

COMMON STOCK - 90.85%	Shares	Fair Value

Aerospace & Defense - 6.66%
Spirit AeroSystems Holdings, Inc. - Class A (a)	200	$10,918
Triumph Group, Inc.	190	12,671
		23,589
Auto Parts & Equipment - 2.28%
Johnson Controls, Inc.	155	8,063
		8,063
Banks - 4.41%
KeyCorp	590	8,602
TCF Financial Corp.	445	7,004
		15,606
Chemicals - 2.13%
Axiall Corp.	200	7,542

Computers - 6.55%
NCR Corp. (a)	450	13,523
NetApp, Inc.	290	9,686
		23,209
Cosmetics/Personal Care- 0.76%
Avon Products, Inc.	400	2,688
		2,688
Diversified Financial Services - 2.56%
Ally Financial, Inc. (a)	400	9,068

Electric - 1.91%
Exelon Corp.	200	6,766

Electronics - 4.74%
Avnet, Inc.	270	11,883
Jabil Circuit, Inc.	200	4,914
		16,797
Engineering & Construction - 1.53%
Chicago Bridge & Iron Co.	100	5,426

Forest Products & Paper - 3.00%
International Paper Co.	205	10,625

Hand & Machine Tools - 3.26%
Kennametal, Inc.	320	11,539

Healthcare - Services - 4.63%
Community Health Systems, Inc. (a)	240	13,274
Health Net, Inc. (a)	50	3,112
		16,386
Insurance - 8.73%
Genworth Financial, Inc. (a)	445	3,533
Hartford Financial Services Group, Inc.	335	13,772
Voya Financial, Inc.	300	13,593
		30,898
Internet - 2.85%
Symantec Corp.	410	10,096

Leisure Time - 0.86%
Royal Caribbean Cruises Ltd.	40	3,039

SNOW FAMILY OF FUNDS
Snow Capital Mid Cap Value Fund
SCHEDULE OF INVESTMENTS
May 31, 2015 (Unaudited)

COMMON STOCK - 90.85% (continued)	Shares	Fair Value

Machinery - Construction & Mining - 2.27%
Terex Corp.	325	$8,037

Machinery - Diversified - 2.29%
AGCO Corp.	160	8,125

Mining - 1.54%
Newmont Mining Corp.	200	5,448

Miscellaneous Manufacturing - 4.80%
Crane Co.	150	9,080
Textron, Inc.	175	7,914
		16,994
Oil & Gas - 5.42%
Chesapeake Energy Corp.	200	2,822
Devon Energy Corp.	60	3,913
Nabors Industries Ltd.	200	2,950
PBF Energy, Inc. - Class A	355	9,521
		19,206
Packaging&Containers - 3.37%
Owens-Illinois, Inc. (a)	500	11,950

Real Estate Investments Trust- 2.07%
Highwoods Properties, Inc.	175	7,341

Retail - 7.19%
Abercrombie & Fitch Co.	350	7,164
Big Lots, Inc.	75	3,293
Kohl's Corp.	50	3,275
Macy's, Inc.	175	11,716
		25,448
Savings & Loans - 3.31%
First Niagara Financial Group, Inc.	1,315	11,717

Transportation - 1.73%
Tidewater, Inc.	250	6,135

TOTAL COMMON STOCK (Cost $295,180)		321,738

SHORT TERM INVESTMENTS - 8.90%
Fidelity Institutional Money Market Funds - Money Market Portfolio, 0.10%(b) (Cost $31,513)	31,513	31,513

TOTAL INVESTMENTS (Cost $326,693) - 99.75%		$353,251
OTHER ASSETS IN EXCESS OF LIABILITIES, NET - 0.25%		891
NET ASSETS - 100%		$354,142

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Rate shown represents the rate at May 31, 2015, is subject to change and resets daily.

The accompanying notes are an integral part of these schedules of investments.

Snow Family of Funds

NOTES TO THE SCHEDULES OF INVESTMENTS
May 31, 2015 (Unaudited)

The following is a summary of significant accounting policies consistently followed by the Snow Capital Funds (the “Funds”). The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Processes and Structure

The Fund’s Board of Trustees has adopted guidelines for valuing securities including in circumstances in which market quotes are not readily available and has delegated to the Adviser the responsibility for determining fair value prices, subject to review by the Board of Trustees.

Hierarchy of Fair Value Inputs

The company utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. The three levels of inputs are as follows:

•	Level 1. Unadjusted quoted prices in active markets for identical assets or liabilities that the company has the ability to access.
•	Level 2. Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.
•	Level 3. Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the company's own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

A description of the valuation techniques applied to the company's major categories of assets and liabilities measured at fair value on a recurring basis follows.

Equity securities (common stock, preferred stock and Exchange-Traded Funds). Securities traded on a national securities exchange (or reported on the NASDAQ national market) are stated at the last reported sales price on the day of valuation. To the extent these securities are actively traded, and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy.

Snow Family of Funds

NOTES TO THE SCHEDULES OF INVESTMENTS
May 31, 2015 (Unaudited)

The following table summarizes the inputs used to value the company's assets and liabilities measured at fair value as of May 31, 2015:

Categories (a)	Level 1	Level 2	Level 3	Total
Focused Value Fund:
Common Stock (b)	$370,095	-	-	$370,095
Short-Term Investments	3,468	-	-	3,468
Total Investments in Securities	373,563	-	-	373,563
Hedged Equity Fund:
Common Stock (b)	564,715	-	-	564,715
Exchange-Traded Funds (b)	51,824	-	-	51,824
Short-Term Investments	50,742	-	-	50,742
Total Investments in Securities	667,281	-	-	667,281
Common Stock – Sold Short (b)	175,666	-	-	175,666
Total Investments in Securities Sold Short	175,666	-	-	175,666
Market Plus Fund:
Common Stock (b)	341,485	-	-	341,485
Short-Term Investments	13,092	-	-	13,092
Total Investments in Securities	354,577	-	-	354,577
Inflation Advantaged Equities Fund:
Common Stock (b)	316,488	-	-	316,488
Short-Term Investments	4,573	-	-	4,573
Total Investments in Securities	321,061	-	-	321,061
Dividend Plus Fund:
Common Stock (b)	284,340	-	-	284,340
Preferred Stock (b)	29,572	-	-	29,572
Partnerships (b)	20,534	-	-	20,534
Short-Term Investments	1,666	-	-	1,666
Total Investments in Securities	336,112	-	-	336,112
Mid Cap Value Fund:
Common Stock (b)	321,738	-	-	321,738
Short-Term Investments	31,513	-	-	31,513
Total Investments in Securities	353,251	-	-	353,251

(a)	As of and during the three month period ended May 31, 2015, the Funds held no securities that were considered to be “Level 3” securities (those valued using significant unobservable inputs). Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.

(b)	All common stock, preferred stock and exchange traded funds held in the Funds are Level 1 securities. For a detailed break-out of stocks by industry and exchange traded funds by investment type, please refer to the Schedules of Investments.

There were no transfers into and out of any Level during the three month period ended May 31, 2015. It is the Funds’ policy to recognize transfers between Levels at the end of the reporting period.

During the three month period ended May 31, 2015, no securities were fair valued.

Snow Family of Funds

NOTES TO THE SCHEDULES OF INVESTMENTS
May 31, 2015 (Unaudited)

Exchange Traded Funds – A Fund may invest in Exchange Traded Funds (“ETFs”).  ETFs are registered investment companies and incur fees and expenses such as operating expenses, licensing fees, registration fees, trustees fees, and marketing expenses, and ETF shareholders, such as a Fund, pay their proportionate share of these expenses. Your cost of investing in a Fund will generally be higher than the cost of investing directly in ETFs.  By investing in a Fund, you will indirectly bear fees and expenses charged by the underlying ETFs in which a Fund invests in addition to a Fund's direct fees and expenses.

Short Sales of Securities – A Fund may make short sales, which are transactions in which a Fund sells a security it does not own in anticipation of a decline in the market value of that security.  To complete a short sale transaction, a Fund will borrow the security from a broker-dealer, which generally involves the payment of a premium and transaction costs.  A Fund then sells the borrowed security to a buyer in the market.  A Fund will then cover the short position by buying shares in the market either (i) at its discretion; or (ii) when called by the broker-dealer lender.  Until the security is replaced, a Fund is required to pay the broker-dealer lender any dividends or interest that accrues during the period of the loan.  In addition, the net proceeds of the short sale will be retained by the broker to the extent necessary to meet regulatory or other requirements, until the short position is closed out.

A Fund will incur a loss as a result of the short sale if the price of the security increases between the date of the short sale and the date on which a Fund replaces the borrowed security.  A Fund will realize a gain if the security declines in price between those dates.  The amount of any gain will be decreased, and the amount of any loss increased, by the amount of the premium, dividends, interest or expenses a Fund may be required to pay in connection with a short sale.  When a Fund makes a short sale, a Fund will segregate liquid assets (such as cash, U.S. government securities, or equity securities) on a Fund’s books and/or in a segregated account at a Fund’s custodian in an amount sufficient to cover the current value of the securities to be replaced as well as any dividends, interest and/or transaction costs due to the broker-dealer lender.  In determining the amount to be segregated, any securities that have been sold short by a Fund will be marked to market daily.  To the extent the market price of the security sold short increases and more assets are required to meet a Fund’s short sale obligations, additional assets will be segregated to ensure adequate coverage of a Fund’s short position obligations.

In addition, a Fund may make short sales “against the box”, i.e., when a Fund sells a security short when a Fund has segregated securities equivalent in kind and amount to the securities sold short (or securities convertible or exchangeable into such securities) and will hold such securities while the short sale is outstanding.  A Fund will incur transaction costs, including interest, in connection with opening, maintaining, and closing short sales against the box.

Non-Diversified Funds – The Focused Value Fund and Hedged Equity Fund are non-diversified Funds.  Non-diversified Funds may or may not have a diversified portfolio of investments at any given time, and may have large amounts of assets invested in a very small number of companies, industries or securities.  Such lack of diversification substantially increases market risks and the risk of loss associated with an investment in these Funds, because the value of each security will have a greater impact on the Funds’ performance and the value of each shareholder’s investment.  When the value of a security in a non-diversified fund falls, it may have a greater impact on the Fund than it would have in a diversified fund.

2.	TAX MATTERS

For U.S. Federal income tax purposes, the cost of securities owned, gross appreciation, gross depreciation, and net unrealized appreciation/(depreciation) of investments at May 31, 2015 were as follows:

Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Focused Value Fund:	$354,144	$39,950	$(20,531)	$19,419
Hedged Equity Fund	519,700	21,678	(49,763)	(28,085)
Market Plus Fund	326,053	42,067	(13,543)	28,524
Inflation Advantaged Equities Fund	297,571	33,391	(9,901)	23,490
Dividend Plus Fund	330,123	23,033	(17,044)	5,989
Mid Cap Value Fund	326,693	45,841	(19,283)	26,558

The difference between book basis unrealized appreciation (depreciation) and tax-basis unrealized appreciation (depreciation) for the Hedged Equity Fund and Market Plus Fund is attributable primarily to the tax deferral of losses on wash sales.

STRINGER FUNDS
Stringer Growth Fund
SCHEDULE OF INVESTMENTS
May 31, 2015 (Unaudited)

	Shares	Fair Value

EXCHANGE-TRADED FUNDS - 90.80%

ASSET ALLOCATION FUNDS - 4.04%
SPDR Barclays Convertible Securities ETF	45,477	$2,237,923

EQUITY FUNDS - 86.76%
First Trust Multi Cap Value AlphaDEX Fund	136,432	6,537,631
IQ Merger Arbitrage ETF	90,755	2,639,155
iShares MSCI All Country World Minimum Volatility ETF	94,274	6,806,583
iShares MSCI USA Momentum Factor ETF	59,966	4,307,957
iShares U.S. Healthcare ETF	17,013	2,708,980
SPDR S&P Aerospace & Defense ETF	23,295	2,713,169
Vanguard FTSE All-World ex-US ETF	109,106	5,510,944
Vanguard Value ETF	84,556	7,248,140
WisdomTree Europe Hedged Equity Fund	101,367	6,600,005
WisdomTree Japan Hedged Equity Fund	48,710	2,911,884
		47,984,448

TOTAL EXCHANGE-TRADED FUNDS (Cost $46,847,271)		50,222,371

SHORT TERM INVESTMENTS - 9.32%
Federated Government Obligations Fund - Institutional Shares, 0.01% (a) (Cost $5,152,356)	5,152,356	5,152,356

TOTAL INVESTMENTS (Cost $51,999,627) - 100.12%		$55,374,727
LIABILITES IN EXCESS OF OTHER ASSETS, NET - (0.12%)		(65,633)
NET ASSETS - 100%		$55,309,094

Percentages are stated as a percent of net assets.

(a)	Rate shown represents the rate at May 31, 2015, is subject to change and resets daily.

The accompanying notes are an integral part of these schedules of investments.

STRINGER FUNDS
Stringer Moderate Growth Fund
SCHEDULE OF INVESTMENTS
May 31, 2015 (Unaudited)

	Shares	Fair Value

EXCHANGE-TRADED FUNDS - 89.37%

DEBT FUNDS - 19.18%
iShares CMBS ETF	3,941	204,183
PowerShares Fundamental Investment Grade Corporate Bond Portfolio	5,324	135,922
Vanguard Total Bond Market ETF	4,114	338,747
		678,852

EQUITY FUNDS - 70.19%
Alerian MLP ETF	10,080	166,824
First Trust Multi Cap Value AlphaDEX Fund	5,253	251,716
IQ Merger Arbitrage ETF	4,733	137,636
iShares MSCI All Country World Minimum Volatility ETF	5,378	388,292
iShares MSCI USA Momentum Factor ETF	2,668	191,669
iShares US Pharmaceuticals ETF	768	136,059
PowerShares S&P 500 BuyWrite Portfolio	6,433	137,666
SPDR S&P Aerospace & Defense ETF	1,159	134,989
Vanguard FTSE All-World ex-US ETF	3,692	186,483
Vanguard Value ETF	3,628	310,992
WisdomTree Europe Hedged Equity Fund	4,566	297,292
WisdomTree Japan Hedged Equity Fund	2,431	145,325
		2,484,943

TOTAL EXCHANGE-TRADED FUNDS (Cost $3,155,043)		3,163,795

SHORT TERM INVESTMENTS - 8.10%
Federated Government Obligations Fund - Institutional Shares, 0.01% (a) (Cost $286,628)	286,628	286,628

TOTAL INVESTMENTS (Cost $3,441,671) - 97.47%		$3,450,423
OTHER ASSETS IN EXCESS OF LIABILITIES, NET - 2.53%		89,740
NET ASSETS - 100%		$3,540,163

Percentages are stated as a percent of net assets.

(a)	Rate shown represents the rate at May 31, 2015, is subject to change and resets daily.

The accompanying notes are an integral part of these schedules of investments.

Stringer Funds

NOTES TO THE SCHEDULES OF INVESTMENTS
May 31, 2015 (Unaudited)

The following is a summary of significant accounting policies consistently followed by the Stringer Growth Fund (the “Growth Fund”) and the Stringer Moderate Growth Fund (“Moderate Growth Fund”), collectively (the “Funds”). The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Processes and Structure

The Funds’ Board of Trustees has adopted guidelines for valuing securities and other derivative instruments including in circumstances in which market quotes are not readily available, and has delegated authority to the Adviser to apply those guidelines in determining fair value prices, subject to review by the Board of Trustees.

Hierarchy of Fair Value Inputs

The Funds utilize various methods to measure the fair value of most of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. The three levels of inputs are as follows:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the company has the ability to access.
•	Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.
•	Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the company's own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Fair Value Measurements

A description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis follows.

Equity securities (common stock and ETFs) – Securities traded on a national securities exchange (or reported on the NASDAQ national market) are stated at the last reported sales price on the day of valuation. To the extent these securities are actively traded, and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange Traded Funds, and the movement of the certain indexes of securities based on a statistical analysis of the historical relationship and that are categorized in level 2. Preferred stock and other equities traded on inactive markets or valued by reference to similar instruments are also categorized in level 2.

Money market funds – Money market funds are valued at their net asset value of $1.00 per share and are categorized as Level 1.

Stringer Funds

NOTES TO THE SCHEDULES OF INVESTMENTS
May 31, 2015 (Unaudited)

The following table summarizes the inputs used to value the Funds’ assets and liabilities measured at fair value as of May 31, 2015.

Growth Fund
Financial Instruments - Assets
Security Classification (1)	Level 1 (Quoted Prices)	Level 2 (Other Significant Observable Inputs)	Totals
Exchange Traded Funds (2)	$50,222,371	$-	$50,222,371
Money Market Funds	5,152,356	-	5,152,356
Totals	$55,374,727	$-	$55,374,727

Moderate Growth Fund
Financial Instruments - Assets
Security Classification (1)	Level 1 (Quoted Prices)	Level 2 (Other Significant Observable Inputs)	Totals
Exchange Traded Funds (2)	$3,163,795	$-	$3,163,795
Money Market Funds	286,628	-	286,628
Totals	$3,450,423	$-	$3,450,423

(1)	As of and during the three month period ended May 31, 2015, the Growth Fund held no securities that were considered to be “Level 3” securities (those valued using significant unobservable inputs). As of and during the period since inception from March 31, 2015 through May 31, 2015, the Moderate Growth Fund held no securities that were considered to be “Level 3” securities (those valued using significant unobservable inputs). Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.

(2)	All ETFs held in the Funds are Level 1 securities. For a detailed break-out of ETFs by investment type, please refer to the Schedules of Investments.

There were no transfers into and out of any Level during the three month period ended May 31, 2015 for the Growth Fund or during the period since inception from March 31, 2015 through May 31, 2015 for the Moderate Growth Fund.  It is the Funds’ policy to recognize transfers between Levels at the end of the reporting period.

During the three month period ended May 31, 2015, no securities were fair valued.

Exchange Traded Funds – The Funds may invest in Exchange Traded Funds (“ETFs”). ETFs are registered investment companies and incur fees and expenses such as operating expenses, licensing fees, registration fees, trustees fees, and marketing expenses, and ETF shareholders, such as the Funds, pay their proportionate share of these expenses. Your cost of investing in the Funds will generally be higher than the cost of investing directly in ETFs. By investing in the Funds, you will indirectly bear fees and expenses charged by the underlying ETFs in which the Funds invest in addition to the Funds’ direct fees and expenses.

Non-Diversified Funds – The Funds are non-diversified Funds. Non-diversified Funds may or may not have a diversified portfolio of investments at any given time, and may have large amounts of assets invested in a very small number of companies, industries or securities. Such lack of diversification substantially increases market risks and the risk of loss associated with an investment in the Funds, because the value of each security will have a greater impact on the Funds’ performance and the value of each shareholder’s investment. When the value of a security in a non-diversified fund falls, it may have a greater impact on the Funds than it would have in a diversified fund.

Stringer Funds

NOTES TO THE SCHEDULES OF INVESTMENTS
May 31, 2015 (Unaudited)

TAX MATTERS

For U.S. Federal income tax purposes, the cost of securities owned, gross appreciation, gross depreciation, and net unrealized appreciation/(depreciation) of investments at May 31, 2015 were as follows:

Fund	Cost	Gross Appreciation	Gross Depreciation	Net Appreciation
Growth Fund	$52,014,939	$3,469,583	$(109,795)	$3,359,788
Moderate Growth Fund	3,441,671	30,308	(21,556)	8,752

The difference between book basis unrealized depreciation and tax-basis unrealized depreciation for the Growth Fund is attributable primarily to the tax deferral of losses on wash sales.

Item 2.	Controls and Procedures.

(a)	The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) were effective, as of a date within 90 days of the filing date of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes to the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.	Exhibits.

(a)	A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.cert.

(b)	A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) 360 Funds

By:	/s/ Randy Linscott
Name:	Randy Linscott
Title:	President
Date:	July 30, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Randy Linscott
Name:	Randy Linscott
Title:	President
Date:	July 30, 2015

By:	/s/ Larry E. Beaver, Jr.
Name:	Larry E. Beaver, Jr.
Title:	Treasurer
Date:	July 30, 2015